Regulatory Capital Requirements (Details) - Reportable Legal Entities - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
TWL
Regulatory Capital Requirements
Regulatory Capital	$ 21,837	$ 18,986
Regulatory Capital Requirement	1,615	2,698
Excess Regulatory Capital	20,222	16,288
DW
Regulatory Capital Requirements
Regulatory Capital	42,786	41,164
Regulatory Capital Requirement	1,559	1,803
Excess Regulatory Capital	41,227	39,361
TWD
Regulatory Capital Requirements
Regulatory Capital	25,858	24,042
Regulatory Capital Requirement	386	599
Excess Regulatory Capital	25,472	23,443
TEL
Regulatory Capital Requirements
Regulatory Capital	47,555	46,157
Regulatory Capital Requirement	17,515	17,493
Excess Regulatory Capital	30,040	28,664
TWJ
Regulatory Capital Requirements
Regulatory Capital	12,286	10,592
Regulatory Capital Requirement	4,368	3,413
Excess Regulatory Capital	7,918	7,179
TWEU
Regulatory Capital Requirements
Regulatory Capital	6,472
Regulatory Capital Requirement	6,472
TW SEF
Regulatory Capital Requirements
Financial Resources	30,137	31,232
Required Financial Resources	10,500	10,500
Excess Financial Resources	19,637	20,732
Liquid Financial Assets	16,961	16,662
Required Liquid Financial Assets	5,250	5,250
Excess Liquid Financial Assets	11,711	11,412
DW SEF
Regulatory Capital Requirements
Financial Resources	15,032	17,837
Required Financial Resources	5,589	5,169
Excess Financial Resources	9,443	12,668
Liquid Financial Assets	8,719	11,888
Required Liquid Financial Assets	2,795	2,585
Excess Liquid Financial Assets	$ 5,924	$ 9,303